Great Lakes Bond Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 42.9%
Communication Services - 0.8%
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	$535,000	$681,041
Energy - 1.3%
MPLX LP
4.875%, 12/01/2024	750,000	860,983
4.800%, 02/15/2029	250,000	302,343
		1,163,326
Financials # - 34.7%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	495,208
Ally Financial, Inc.
5.125%, 09/30/2024	1,750,000	2,019,206
Citigroup, Inc.
2.700%, 03/30/2021	500,000	502,900
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,056,540
3.800%, 06/09/2023	827,000	891,192
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	4,105,000	4,122,959
3.810%, 01/09/2024	1,190,000	1,221,238
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,637,915
1.275% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,187,000	2,209,734
1.824% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,250,000	1,293,193
JPMorgan Chase & Co.
2.972%, 01/15/2023	4,575,000	4,700,318
Manufacturers & Traders Trust Co.
0.865% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,303,000	2,303,710
Morgan Stanley
1.146% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	900,000	903,911
1.433% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,535,061
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	637,120
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	708,336
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,572,841
1.444% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	1,327,000	1,348,209
		31,159,591
Health Care - 2.4%
CVS Health Corp.
2.125%, 06/01/2021	2,175,000	2,187,954
Materials- 1.5%
Georgia-Pacific LLC
7.250%, 06/01/2028	1,000,000	1,360,313
Utilities - 2.2%
Duke Energy Carolinas LLC
6.000%, 12/01/2028	445,000	583,613
PSEG Power LLC
4.150%, 09/15/2021	1,379,000	1,399,619
		1,983,232
Total Corporate Bonds
(Cost $37,728,972)		38,535,457

EXCHANGE-TRADED FUNDS - 33.2%	Shares
iShares 1-5 Year Investment Grade Corporate Bond Fund	120,500	6,647,985
iShares Core U.S. Aggregate Bond Fund	70,550	8,338,304
iShares iBoxx $ High Yield Corporate Bond Fund	93,000	8,118,900
iShares MBS Fund	61,000	6,717,930
Total Exchange-Traded Funds
(Cost $29,370,653)		29,823,119

U.S. TREASURY SECURITIES - 15.8%	Par
U.S. Treasury Notes
0.125%, 08/31/2022	$1,000,000	1,000,156
2.000%, 02/15/2023	9,000,000	9,357,188
2.000%, 08/15/2025	3,500,000	3,770,977
Total U.S. Treasury Securities
(Cost $14,114,048)		14,128,321

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.5%
Federal Home Loan Mortgage Association
Series 4949, Class BC
2.250%, 03/25/2049	929,386	956,159
Federal National Mortgage Association
Series 2013-130, Class CA
2.500%, 06/25/2043	267,165	277,333
Series 2013-130, Class CD
3.000%, 06/25/2043	485,754	515,561
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	214,444	250,524
Government National Mortgage Association
Series 2018-52, Class AE
2.750%, 05/16/2051	237,779	248,931
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $2,130,291)		2,248,508

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	546,563
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	361,856
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	7,663	7,672
Greenpoint Mortgage
Series 2003-1, Class A1
3.181%, 10/25/2033 (a)	66,737	66,494
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	543,156
Total Commercial Mortgage-Backed Securities
(Cost $1,461,633)		1,525,741

MUNICIPAL BONDS - 1.4%
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	516,225
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	257,648
Rosemont, Illinois General Obligation Fund
5.375%, 12/01/2023 - BAM Insured	470,000	518,861
Total Municipal Bonds
(Cost $1,268,745)		1,292,734

ASSET-BACKED SECURITIES - 1.3%
ABS Corp. Home Equity Loan Trust
Series 2006-HE3, Class A5
0.418% (1 Month LIBOR USD + 0.270%), 03/25/2036 ^	1,000,000	976,946
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023	175,586	177,069
Total Asset-Backed Securities
(Cost $1,154,585)		1,154,015

MONEY MARKET FUND - 0.9%	Shares
First American Government Obligations Fund - Class Z, 0.03% (b)
Total Money Market Fund
(Cost $761,559)	761,559	761,559

Total Investments - 99.7%
(Cost $87,990,486)		89,469,454
Other Assets and Liabilities, Net - 0.3%		279,025
Total Net Assets - 100.0%		$89,748,479

#
As of December 31, 2020, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2020.
(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	The rate shown is the annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

BAM - Build America Mutual Assurance Company
LIBOR - London Interbank Offered Rate

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$38,535,457	$-	$38,535,457
Exchange-Traded Funds	29,823,119	-	-	29,823,119
U.S. Treasury Securities		14,128,321	-	14,128,321
U.S. Government Agency Mortgage-Backed Securities	-	2,248,508	-	2,248,508
Commercial Mortgage-Backed Securities	-	1,525,741	-	1,525,741
Municipal Bonds	-	1,292,734	-	1,292,734
Asset-Backed Security	-	1,154,015	-	1,154,015
Money Market Fund	761,559	-	-	761,559
Total Investments	$30,584,678	$58,884,776	$-	$89,469,454

Refer to the Schedule of Investments for further information on the classification of investments.